FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, at carrying value	$ 42,221	$ 98,250	$ 79,259	$ 46,848
Restricted cash and cash equivalents, noncurrent	18,923	15,000
Total debt	363,500	95,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, at carrying value	42,221	98,250
Restricted cash and cash equivalents, noncurrent	18,923	15,000
Total debt	363,500	95,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value disclosure	42,221	98,250
Restricted cash and investments, fair value disclosure	18,923	15,000
Long-term debt, fair value	$ 363,500	$ 95,000